Information by business segment	12 Months Ended
Dec. 31, 2019
Information by business segment
Information by business segment

2      Information by business segment

Business segment definition

The Company’s Chief Executive Officer has been identified as the chief operating decision maker (“CODM”), since he has the final authority over resource allocation decisions and performance assessment. The CODM analyzes performance from a product perspective and the Company has identified two reportable segments:

•

Mining: consists of five long-life polymetallic mines, three located in the Central Andes of Peru and two located in the state of Minas Gerais in Brazil. In addition to zinc, the Company produces substantial amounts of copper, lead, silver and gold as by-products, which reduce the overall cost to produce mined zinc.

•

Smelting: consists of three operating units, one located in Cajamarquilla in Peru and two located in the state of Minas Gerais in Brazil. The facilities recover and produce metallic zinc (SHG zinc and zinc alloys), zinc oxide and by-products, such as sulfuric acid.

Accounting policy

Segment performance is measured based on Adjusted EBITDA, since financial results, comprising financial income and expenses and foreign exchange, and income taxes are managed at the corporate level and are not allocated to operating segments. Adjusted EBITDA is defined as net income (loss) for the period, adjusted by (i) share in the results of associates, (ii) depreciation and amortization, (iii) net financial results, (iv) income tax, (v) gain (loss) on sale of investments, and (vi) impairment and impairment reversals. In addition, management may adjust the effect of certain types of transactions that in management's judgment are not indicative of the Company´s normal operating activities or do not necessarily occur on a regular basis.

The internal information used for making decisions is prepared using IFRS based accounting measurements and management reclassifications between income statement line items, which are reconciled to the consolidated financial statements in the column “Adjustments”.  Reclassifications include manly derivative financial instruments from Other income and expenses to Cost of sales, and certain overhead cost centers from Other income and expenses to Cost of sales and/or Selling, general and administrative.

The Company uses customary market terms for intersegment sales. The Company’s corporate headquarters expenses are allocated to the reportable segments to the extent they are allocated in the measures of performance used by the CODM.

The presentation of segment results and reconciliation to income before income tax in the consolidated income statement is as follows:

	2019
			Intersegment
	Mining	Smelting	sales	Adjustments	Consolidated
Net revenues	1,000,170	1,865,733	(535,776)	2,179	2,332,306
Cost of sales	(801,985)	(1,655,062)	535,776	(23,412)	(1,944,683)
Gross profit	198,185	210,671	—	(21,233)	387,623
Selling, general and administrative	(117,280)	(89,540)	—	(9,691)	(216,511)
Mineral exploration and project Development	(103,470)	(9,503)	—	(11)	(112,984)
Impairment loss	(142,133)	—	—	—	(142,133)
Other income and expenses, net	(22,697)	(29,569)	—	25,245	(27,021)
Operating (loss) income	(187,395)	82,059	—	(5,690)	(111,026)
Depreciation and amortization	217,870	97,975	—	2,047	317,892
Exceptional items (i)	142,133	—	—	—	142,133
Adjusted EBITDA	172,608	180,034	—	(3,643)	348,999
Exceptional items (i)					(142,133)
Depreciation and amortization					(317,892)
Net financial results					(104,854)
Loss before income tax					(215,880)

	2018
			Intersegment
	Mining	Smelting	sales	Adjustments	Consolidated
Net revenues	1,163,741	2,030,568	(704,031)	924	2,491,202
Cost of sales	(707,751)	(1,878,769)	704,031	(6,455)	(1,888,944)
Gross profit	455,990	151,799	—	(5,531)	602,258
Selling, general and administrative	(54,705)	(87,929)	—	(16,969)	(159,603)
Mineral exploration and project Development	(112,713)	(11,067)	—	(2,498)	(126,278)
Impairment loss	—	(3,283)	—	—	(3,283)
Other income and expenses, net	(30,551)	30,428	—	21,582	21,459
Operating income	258,021	79,948	—	(3,417)	334,553
Depreciation and amortization	172,357	94,832	—	—	267,189
Exceptional items (i)	—	—	—	3,050	3,050
Adjusted EBITDA	430,378	174,780	—	(367)	604,792
Exceptional items (i)					(3,050)
Depreciation and amortization					(267,189)
Net financial results					(202,654)
Income before income tax					131,899

	2017
			Intersegment
	Mining	Smelting	sales	Adjustments	Consolidated
Net revenues	1,213,221	1,952,006	(721,463)	5,720	2,449,484
Cost of sales	(680,811)	(1,746,771)	721,463	(46,706)	(1,752,825)
Gross profit	532,410	205,235	—	(40,986)	696,659
Selling, general and administrative	(41,054)	(89,128)	—	(24,312)	(154,494)
Mineral exploration and project Development	(86,119)	(3,989)	—	(2,590)	(92,698)
Other income and expenses, net	(54,777)	(58,749)	—	65,639	(47,887)
Operating income	350,460	53,369	—	(2,249)	401,580
Depreciation and amortization	171,086	99,370	—	—	270,454
Exceptional items (ii)	—	—	—	(4,515)	(4,515)
Adjusted EBITDA	521,546	152,739	—	(6,764)	667,519
Exceptional items (ii)					4,515
Share in the results of associates					60
Depreciation and amortization					(270,454)
Net financial results					(130,181)
Income before income tax					271,459
(i)

Exceptional items are composed of impairment loss in the amount of USD 142,133 in 2019 (2018: USD 3,283) and miscellaneous adjustments to reconcile the segments' Adjusted EBITDA to the consolidated Adjusted EBITDA.

(ii)	Exceptional items are composed of gain on sale of investments in the amount of USD 4,588 and miscellaneous adjustments to reconcile the segments’ Adjusted EBITDA to the consolidated Adjusted EBITDA.